Nature of Operations	12 Months Ended
Dec. 31, 2017
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of operations:

Edge Therapeutics, Inc. (the "Company") is a clinical-stage biotechnology company that discovers, develops and seeks to commercialize novel, hospital-based therapies capable of transforming treatment paradigms in the management of acute, life-threatening neurological and other conditions. The Company's initial product candidates target rare, acute, life-threatening neurological and other conditions for which the Company believes the approved existing therapies, if any, are inadequate.  The Company's product candidates utilize its proprietary, programmable, biodegradable polymer-based development platform (the Precisa Platform), a novel delivery mechanism that seeks to enable targeted and sustained drug exposure and avoid the dose-limiting side effects associated with the current standards of care.

From the Company's inception, it has devoted substantially all of its efforts to business planning, engaging regulatory, manufacturing and other technical consultants, acquiring operating assets, planning and executing clinical trials and raising capital. The Company's future operations are highly dependent on a combination of factors, including (i) the success of its research and development, (ii) the development of competitive therapies by other biotechnology and pharmaceutical companies, and, ultimately, (iii) regulatory approval and market acceptance of the Company's proposed future products.